Loan Receivable (Tables)	12 Months Ended
Dec. 31, 2021
Loan Receivable [Abstract]
Disclosure of loan receivable [Table Text Block]
	December 31, 2021	December 31, 2020
Opening balance	$1,301,013	$(168,701)
Funds received, net of repayment	(1,420,320)	1,469,714
Advanced on private placement	1,971,000	-
Unrealized foreign exchange	(17,714)	-
Ending receivable balance	$1,833,979	$1,301,013
Classified as short-term	1,290,000	1,301,013
Classified as long-term	$543,979	$-